S000005530 [Member] Investment Strategy - Wilmington Enhanced Dividend Income Strategy Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities that produce dividend income. The Fund’s strategy targets a portfolio level dividend yield of two times the S&P 500 dividend yield and seeks capital appreciation over a multi-year investment horizon principally through investments in U.S. large cap stocks, while maintaining low volatility versus the broader U.S. large-cap equity market. Volatility for purposes of the Fund’s investment objective is measured by beta, standard deviation, and/or down-market capture as compared to the U.S. large-cap equity market as measured by the Russell 1000® Value Index. Although the Fund’s strategy is focused principally on U.S. large cap stocks, the Fund may have holdings of non-U.S. and non-large cap stocks. The strategy also strives to minimize drawdowns during significant negative market environments.
Quantitative and qualitative elements are interwoven throughout the Sub-Advisor’s (Wilmington Trust Investment Advisors, Inc., or “WTIA”) process to identify high-quality, high-dividend paying purchase candidates for the portfolio. Quantitative screening and proprietary modeling defines, narrows, and prioritizes investment candidates for fundamental analysis. Quantitative screening criteria include, but are not limited to: minimum yield screening criteria versus the S&P 500 and dividend safety screening measures such as free cash flow and dividend reduction history. Fundamental analysis is employed to further test the strength of investment candidates’ competitive positioning, financial condition, and alignment of management incentives. The portfolio is constructed based on a bottom-up methodology with a top-down overlay, using a team-based approach to select high-conviction portfolios with limited sector exposures and position sizing consisting of generally 35-55 positions. All positions are continually monitored, with performance measured both on an absolute and relative basis.